SEGMENTED INFORMATION (Details 1)	12 Months Ended
Dec. 31, 2021 CAD ($)
Closed Mines Services [Member]
Statement [Line Items]
Total revenue commitments	$ 10,519,000
Closed Mines Services [Member] | Twenty Four [Member]
Statement [Line Items]
Total revenue commitments	0
Closed Mines Services [Member] | 2022
Statement [Line Items]
Total revenue commitments	7,218,000
Closed Mines Services [Member] | 2025
Statement [Line Items]
Total revenue commitments	0
Closed Mines Services [Member] | 2023
Statement [Line Items]
Total revenue commitments	3,301,000
Closed Mines Services [Member] | 2025 | Environmental Services
Statement [Line Items]
Total revenue commitments	0
Closed Mines Services [Member] | Thereafter
Statement [Line Items]
Total revenue commitments	0
Closed Mines Group | Environmental Services
Statement [Line Items]
Total revenue commitments	10,519,000
Closed Mines Group | 2022 | Environmental Services
Statement [Line Items]
Total revenue commitments	7,218,000
Closed Mines Group | 2023 | Environmental Services
Statement [Line Items]
Total revenue commitments	3,301,000
Closed Mines Group | 2024 | Environmental Services
Statement [Line Items]
Total revenue commitments	0
Closed Mines Group | Thereafter | Environmental Services
Statement [Line Items]
Total revenue commitments	$ 0